Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock [Abstract]
Common Stock
11.

COMMON STOCK
Authorized
:

Unlimited number of non-par value common shares.
2023 2022
Issued and outstanding:
millions
of shares

millions of
dollars
millions of
shares

millions of
dollars
Balance, January 1

269.95 $

7,762

261.07 $

7,242
Issuance of common stock under ATM program
(1)(2)

8.29

397

4.07

248
Issued under the DRIP,

net of discounts

5.26

272

4.21

238
Senior management stock options exercised and Employee Share
Purchase Plan

0.62

31

0.60

34
Balance, December 31

284.12 $

8,462

269.95 $

7,762
(1) For the year ended December 31, 2022, a total of 4,072,469 common shares were issued under Emera's ATM program

at an
average price of $ 61.31

per share for gross proceeds of $
250

million ($
248

million net of after-tax issuance costs).
(2) For the year ended December 31, 2023, a total of 8,287,037 common shares were issued under Emera's ATM program

at an
average price of $ 48.27

per share for gross proceeds of $
400

million ($
397

million net of after-tax issuance costs).
As at December 31, 2023, the following common shares were reserved for issuance: 6 million (2022 –
6
million) under the senior management stock option plan, 2

million (2022 –
2.7

million) under the employee
common share purchase plan and 18

million (2022 –
10

million) under the DRIP.

The issuance of common shares under the common share compensation arrangements does not allow the plans to exceed 10

per cent of Emera's outstanding common shares. As at December 31, 2023,
Emera was in compliance with this requirement.
ATM Equity Program
On October 3, 2023, Emera filed a short form base shelf prospectus, primarily in support of the renewal of its ATM Program in Q4 2023 that will allow the Company to issue up to $ 600 million of common shares
from treasury to the public from time to time, at the Company’s discretion, at the prevailing market price.
This ATM Program is expected to remain in effect until November 4, 2025.